FAIR VALUE MEASUREMENTS AND DISCLOSURES (Tables)	9 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value Other Financial Instruments Measured

The following table provides the fair value hierarchy for the company’s other financial instruments measured as of December 31, 2017:

	Successor
(In thousands)	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Money market cash equivalents	$399,322	399,322	—	—

Total fair value of assets	$399,322	399,322	—	—

The following table provides the fair value hierarchy for the company’s other financial instruments measured as of March 31, 2017:

	Predecessor
(In thousands)	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Money market cash equivalents	$664,412	664,412	—	—

Total fair value of assets	$664,412	664,412	—	—